Warrants (Details) - USD ($)	1 Months Ended
	Feb. 29, 2024	Sep. 30, 2024	Jul. 31, 2024
Warrants [Abstract]
Warrant outstanding (in Shares)	2,604,667		2,541,276
Purchase warrants	$ 677,130	$ 0	$ 377,774
Warrants expire terms	5 years		2 years
Warrants exercise price	$ 30,000,000
Warrants exercise per share (in Dollars per share)			$ 0.3